Debt - Summary of Total Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt	$ 25,895	$ 25,276
Bonds [Member]
Debt Instrument [Line Items]
Debt	8,885	8,613
Asset-backed debt [Member]
Debt Instrument [Line Items]
Debt	12,028	11,784
Other Debt [Member]
Debt Instrument [Line Items]
Debt	4,982	4,879
Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	7,396	7,691
Industrial Activities [Member] | Bonds [Member]
Debt Instrument [Line Items]
Debt	5,810	4,944
Industrial Activities [Member] | Asset-backed debt [Member]
Debt Instrument [Line Items]
Debt	3	8
Industrial Activities [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Debt	648	1,742
Industrial Activities [Member] | Intersegment Debt
Debt Instrument [Line Items]
Debt	935	997
Financial services [Member]
Debt Instrument [Line Items]
Debt	21,075	20,061
Financial services [Member] | Bonds [Member]
Debt Instrument [Line Items]
Debt	3,075	3,669
Financial services [Member] | Asset-backed debt [Member]
Debt Instrument [Line Items]
Debt	12,025	11,776
Financial services [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Debt	4,334	3,137
Financial services [Member] | Intersegment Debt
Debt Instrument [Line Items]
Debt	$ 1,641	$ 1,479